Calvert
Conservative Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 95.6%(1)

Security	Shares	Value
Equity Funds — 35.7%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	126,545	$ 4,312,657
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	181,404	5,527,364
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	413,308	19,661,050
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	135,834	8,583,346
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	357,634	11,143,874
Calvert U.S. Mid-Cap Core Responsible Index Fund, Class R6	79,760	3,082,733
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	76,230	7,336,383
Calvert Focused Value Fund, Class R6	538,605	6,113,161
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	483,850	5,622,341
Calvert Emerging Markets Equity Fund, Class R6	105,196	1,837,775
Calvert International Equity Fund, Class R6	267,441	6,608,452
Calvert International Opportunities Fund, Class R6	222,300	3,676,848
Calvert Mid-Cap Fund, Class I	41,651	1,847,228
		$85,353,212
Income Funds — 59.9%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	508,504	$7,322,454
Calvert Floating-Rate Advantage Fund, Class R6	1,026,756	9,199,735
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,759,158	68,008,365
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,558,965	24,273,093
Calvert High Yield Bond Fund, Class R6	254,043	6,137,691
Calvert Mortgage Access Fund, Class I	1,393,663	13,365,226
Calvert Short Duration Income Fund, Class R6	314,275	4,893,259
Calvert Ultra-Short Duration Income Fund, Class R6	994,610	9,806,855
		$143,006,678
Total Mutual Funds (identified cost $218,578,725)		$228,359,890

U.S. Treasury Obligations — 4.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.625%, 7/15/32(2)(3)	$11,270	$ 10,110,078
Total U.S. Treasury Obligations (identified cost $10,494,134)		$ 10,110,078

Short-Term Investments — 0.6%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(4)	1,415,030	$ 1,415,030
Total Short-Term Investments (identified cost $1,415,030)		$ 1,415,030
Total Investments — 100.4% (identified cost $230,487,889)		$239,884,998

Other Assets, Less Liabilities — (0.4)%	$ (889,529)
Net Assets — 100.0%	$238,995,469

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Calvert
Conservative Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	65	Long	9/30/24	$6,927,578	$48,681
U.S. Long Treasury Bond	77	Long	9/19/24	9,110,063	187,528
U.S. Ultra-Long Treasury Bond	32	Long	9/19/24	4,011,000	98,206
					$334,415
During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $229,774,920, which represents 96.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$69,602,117	$ 2,465,551	$ (6,683,870)	$(971,615)	$ 3,596,182	$ 68,008,365	$2,465,674	$ —	4,759,158
Core Bond Fund, Class I	24,878,115	897,070	(2,147,705)	(52,458)	698,071	24,273,093	872,119	—	1,558,965
Emerging Markets Advancement Fund, Class I	6,096,781	219,983	(1,489,751)	(227,441)	1,022,769	5,622,341	178,927	—	483,850
Emerging Markets Equity Fund, Class R6	1,835,864	19,783	(265,550)	4,478	243,200	1,837,775	19,784	—	105,196
Equity Fund, Class R6	7,241,115	131,896	(1,248,158)	286,738	924,792	7,336,383	29,895	102,002	76,230
Flexible Bond Fund, Class R6	7,517,814	320,326	(746,773)	(29,114)	260,201	7,322,454	314,137	—	508,504
Floating-Rate Advantage Fund, Class R6	9,433,439	752,059	(1,028,571)	(93,661)	136,469	9,199,735	634,210	—	1,026,756
Focused Value Fund, Class R6	6,068,754	78,790	(982,260)	68,450	879,427	6,113,161	66,519	—	538,605
High Yield Bond Fund, Class R6	6,255,039	271,893	(686,380)	(59,667)	356,806	6,137,691	271,914	—	254,043
International Equity Fund, Class R6	6,614,264	72,267	(1,093,314)	193,745	821,490	6,608,452	72,268	—	267,441
International Opportunities Fund, Class R6	4,873,269	124,285	(1,776,820)	48,499	407,615	3,676,848	71,049	—	222,300
International Responsible Index Fund, Class R6	5,468,557	116,907	(914,412)	113,486	742,826	5,527,364	116,906	—	181,404
Liquidity Fund, Institutional Class(1)	5,377,925	28,830,316	(32,793,211)	—	—	1,415,030	99,410	—	1,415,030
Mid-Cap Fund, Class I	1,815,836	19,534	(237,204)	2,625	246,437	1,847,228	3,012	—	41,651

Calvert
Conservative Allocation Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Mortgage Access Fund, Class I	$ 12,929,949	$ 780,959	$ (566,153)	$ (14,001)	$ 234,472	$ 13,365,226	$ 581,018	$ —	1,393,663
Short Duration Income Fund, Class R6	5,044,979	227,443	(488,363)	(24,667)	133,867	4,893,259	184,408	—	314,275
Small-Cap Fund, Class R6	4,235,938	89,649	(572,620)	10,427	549,263	4,312,657	17,743	—	126,545
Ultra-Short Duration Income Fund, Class R6	10,097,125	614,657	(987,001)	(8,776)	90,850	9,806,855	391,802	—	994,610
US Large-Cap Core Responsible Index Fund, Class R6	14,514,146	4,177,366	(3,445,682)	278,549	4,136,671	19,661,050	218,176	—	413,308
US Large-Cap Growth Responsible Index Fund, Class R6	7,225,740	768,472	(1,755,462)	405,268	1,939,328	8,583,346	55,326	—	135,834
US Large-Cap Value Responsible Index Fund, Class R6	10,930,482	398,507	(1,789,122)	137,339	1,466,668	11,143,874	244,882	—	357,634
US Mid-Cap Core Responsible Index Fund, Class R6	3,049,392	73,442	(495,657)	68,490	387,066	3,082,733	36,187	—	79,760
Total				$ 136,694	$19,274,470	$229,774,920	$6,945,366	$102,002

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$228,359,890	$ —	$ —	$228,359,890
U.S. Treasury Obligations	—	10,110,078	—	10,110,078
Short-Term Investments	1,415,030	—	—	1,415,030
Total Investments	$229,774,920	$10,110,078	$ —	$239,884,998
Futures Contracts	$334,415	$ —	$ —	$334,415
Total	$230,109,335	$10,110,078	$ —	$240,219,413
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
3